Property and equipment, net (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,990	$ 6,278	$ 5,923